Property and Equipment - Summary of Changes in Property and Equipment (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 14,879
Ending balance	15,488	R$ 14,879
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,777
Ending balance	1,496	1,777
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	675
Ending balance	688	675
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	170
Ending balance	165	170
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	285
Ending balance	212	285
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,032
Ending balance	7,326	5,032
Right of use of real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,940
Ending balance	5,602	6,940
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,885	49,869
Additions	5,413	1,293
Transfers to assets held for sale		(3,297)
Disposals	(5,848)	(4,980)
Ending balance	42,450	42,885
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,277	5,556
Additions	0	0
Transfers to assets held for sale		(449)
Disposals	0	(830)
Ending balance	4,277	4,277
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,188	822
Additions	79	381
Transfers to assets held for sale		(12)
Disposals	0	(3)
Ending balance	1,267	1,188
Cost [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	407	557
Additions	0	0
Transfers to assets held for sale		(148)
Disposals	(19)	(2)
Ending balance	388	407
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	976	1,434
Additions	5	5
Transfers to assets held for sale		(409)
Disposals	(65)	(54)
Ending balance	916	976
Cost [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,868	17,449
Additions	5,329	75
Transfers to assets held for sale		(1,286)
Disposals	(5,764)	(370)
Ending balance	15,433	15,868
Cost [member] | Right of use of real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,169	24,051
Additions	0	832
Transfers to assets held for sale		(993)
Disposals	0	(3,721)
Ending balance	20,169	20,169
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(28,006)	(22,767)
Additions	(3,314)	(7,118)
Transfers to assets held for sale		1,879
Disposals	4,358
Ending balance	(26,962)	(28,006)
Depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,500)	(2,156)
Additions	(281)	(702)
Transfers to assets held for sale		358
Disposals	0
Ending balance	(2,781)	(2,500)
Depreciation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(513)	(447)
Additions	(66)	(66)
Transfers to assets held for sale		0
Disposals	0
Ending balance	(579)	(513)
Depreciation [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(237)	(225)
Additions	(5)	(52)
Transfers to assets held for sale		40
Disposals	19
Ending balance	(223)	(237)
Depreciation [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(691)	(712)
Additions	(61)	(141)
Transfers to assets held for sale		162
Disposals	48
Ending balance	(704)	(691)
Depreciation [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,836)	(8,234)
Additions	(1,562)	(3,031)
Transfers to assets held for sale		429
Disposals	4,291
Ending balance	(8,107)	(10,836)
Depreciation [member] | Right of use of real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,229)	(10,993)
Additions	(1,338)	(3,126)
Transfers to assets held for sale		890
Disposals	0
Ending balance	R$ (14,567)	R$ (13,229)